Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Roll forward of the allowance for loan losses
Balance, beginning of period	$ 34,749	$ 753
Provision	24,491	38,396	753
Net (Charge-offs)/ Recovers	(1,978)	(4,400)
Balance, end of period	57,262	34,749	753
Total commercial real estate [Member]
Roll forward of the allowance for loan losses
Balance, beginning of period	12,800	104
Provision	4,415	12,679	104
Net (Charge-offs)/ Recovers	1,324	17
Balance, end of period	18,539	12,800	104
Total commercial [Member]
Roll forward of the allowance for loan losses
Balance, beginning of period	9,620	203
Provision	1,619	9,413	203
Net (Charge-offs)/ Recovers	306	4
Balance, end of period	11,545	9,620	203
Total consumer [Member]
Roll forward of the allowance for loan losses
Balance, beginning of period	11,557	432
Provision	17,786	15,546	432
Net (Charge-offs)/ Recovers	(2,851)	(4,421)
Balance, end of period	26,492	11,557	432
Other [Member]
Roll forward of the allowance for loan losses
Balance, beginning of period	772	14
Provision	671	758	14
Net (Charge-offs)/ Recovers	(757)
Balance, end of period	686	772	14
Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member]
Roll forward of the allowance for loan losses
Balance, beginning of period	3,854	79
Provision	(964)	3,775	79
Net (Charge-offs)/ Recovers	874
Balance, end of period	3,764	3,854	79
Other commercial C&D [Member] | Total commercial real estate [Member]
Roll forward of the allowance for loan losses
Balance, beginning of period	7,627	6
Provision	4,625	7,604	6
Net (Charge-offs)/ Recovers	459	17
Balance, end of period	12,711	7,627	6
Multifamily commercial real estate [Member] | Total commercial real estate [Member]
Roll forward of the allowance for loan losses
Balance, beginning of period	398
Provision	(56)	398
Net (Charge-offs)/ Recovers	6
Balance, end of period	348	398
1-4 family residential C&D [Member] | Total commercial real estate [Member]
Roll forward of the allowance for loan losses
Balance, beginning of period	921	19
Provision	810	902	19
Net (Charge-offs)/ Recovers	(15)
Balance, end of period	1,716	921	19
Owner occupied commercial real estate [Member] | Total commercial [Member]
Roll forward of the allowance for loan losses
Balance, beginning of period	5,454	70
Provision	(1,778)	5,384	70
Net (Charge-offs)/ Recovers	379
Balance, end of period	4,055	5,454	70
Commercial and industrial [Member] | Total commercial [Member]
Roll forward of the allowance for loan losses
Balance, beginning of period	4,166	133
Provision	3,397	4,029	133
Net (Charge-offs)/ Recovers	(73)	4
Balance, end of period	7,490	4,166	133
1-4 family residential [Member] | Total consumer [Member]
Roll forward of the allowance for loan losses
Balance, beginning of period	7,252	215
Provision	8,441	7,034	215
Net (Charge-offs)/ Recovers	47	3
Balance, end of period	15,740	7,252	215
Home equity [Member] | Total consumer [Member]
Roll forward of the allowance for loan losses
Balance, beginning of period	2,711	33
Provision	7,605	7,050	33
Net (Charge-offs)/ Recovers	(1,646)	(4,372)
Balance, end of period	8,670	2,711	33
Consumer [Member] | Total consumer [Member]
Roll forward of the allowance for loan losses
Balance, beginning of period	1,594	184
Provision	1,740	1,462	184
Net (Charge-offs)/ Recovers	(1,252)	(52)
Balance, end of period	$ 2,082	$ 1,594	$ 184